Consolidated Schedule of Investments
September 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–12.29%(a)
U.S. Treasury Bills–12.29%
U.S. Treasury Bills	1.76%	12/08/2022	$ 10,320	$ 10,264,257
U.S. Treasury Bills	2.35%	12/15/2022	40,500	40,269,291
U.S. Treasury Bills	1.50%	02/16/2023	10,300	10,276,868
U.S. Treasury Bills	3.79%	03/16/2023	39,000	38,345,061
Total U.S. Treasury Securities (Cost $99,210,554)				99,155,477
		Expiration Date
Commodity-Linked Securities–4.11%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		11/30/2022	10,670	14,926,239
Cargill, Inc., Commodity-Linked Notes, 1 mo. SOFR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)(c)		07/05/2023	23,580	18,230,874
Total Commodity-Linked Securities (Cost $34,250,000)				33,157,113
			Shares
Money Market Funds–74.32%(d)
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(e)			145,292,306	145,292,307
Invesco Government Money Market Fund, Cash Reserve Shares, 2.58%(e)			30,163,298	30,163,298
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.91%(e)			122,207,730	122,207,730
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.82%(e)			33,059,678	33,059,678
Invesco Treasury Obligations Portfolio, Institutional Class, 2.68%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 2.87%(e)			81,046,430	81,046,430
Invesco V.I. Government Money Market Fund, Series I, 2.72%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $599,733,820)				599,733,820
Options Purchased–2.44%
(Cost $13,007,567)(f)				19,717,358
TOTAL INVESTMENTS IN SECURITIES–93.16% (Cost $746,201,941)				751,763,768
OTHER ASSETS LESS LIABILITIES–6.84%				55,179,318
NET ASSETS–100.00%				$806,943,086
Investment Abbreviations:
EMTN	– European Medium-Term Notes
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $33,157,113, which represented 4.11% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$221,762,138	$281,390,104	$(357,859,936)	$-	$-	$145,292,307	$1,336,611
Invesco Government Money Market Fund, Cash Reserve Shares	31,293,325	44,117,511	(45,247,538)	-	-	30,163,298	176,881
Invesco Premier U.S. Government Money Portfolio, Institutional Class	99,254,510	44,671,603	(21,718,383)	-	-	122,207,730	737,809
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	49,355,914	418,331,637	(434,627,873)	-	-	33,059,678	276,749
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	1,080,342
Invesco Treasury Portfolio, Institutional Class	160,648,618	245,161,457	(324,763,645)	-	-	81,046,430	703,714
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	96,181
Total	$750,278,882	$1,033,672,312	$(1,184,217,375)	$-	$-	$599,733,820	$4,408,287

(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	12/16/2022	60	EUR	3,800.00	EUR	2,280,000	$292,721
EURO STOXX 50 Index	Put	12/16/2022	58	EUR	4,050.00	EUR	2,349,000	418,648
EURO STOXX 50 Index	Put	12/16/2022	60	EUR	3,900.00	EUR	2,340,000	347,526
EURO STOXX 50 Index	Put	05/19/2023	55	EUR	3,500.00	EUR	1,925,000	202,405
EURO STOXX 50 Index	Put	06/16/2023	60	EUR	3,600.00	EUR	2,160,000	263,731
EURO STOXX 50 Index	Put	07/21/2023	60	EUR	3,400.00	EUR	2,040,000	203,752
EURO STOXX 50 Index	Put	08/18/2023	60	EUR	3,500.00	EUR	2,100,000	238,093
EURO STOXX 50 Index	Put	09/15/2023	60	EUR	3,350.00	EUR	2,010,000	201,459
EURO STOXX 50 Index	Put	03/17/2023	55	EUR	4,150.00	EUR	2,282,500	450,357
EURO STOXX 50 Index	Put	01/20/2023	60	EUR	4,000.00	EUR	2,400,000	407,152
EURO STOXX 50 Index	Put	02/17/2023	60	EUR	3,600.00	EUR	2,160,000	215,807
EURO STOXX 50 Index	Put	04/21/2023	60	EUR	3,700.00	EUR	2,220,000	274,434
FTSE 100 Index	Put	05/19/2023	26	GBP	7,225.00	GBP	1,878,500	161,554
FTSE 100 Index	Put	06/16/2023	26	GBP	7,375.00	GBP	1,917,500	193,197
FTSE 100 Index	Put	07/21/2023	25	GBP	6,950.00	GBP	1,737,500	131,334
FTSE 100 Index	Put	08/18/2023	25	GBP	7,200.00	GBP	1,800,000	165,110
FTSE 100 Index	Put	09/15/2023	25	GBP	7,000.00	GBP	1,750,000	149,897
FTSE 100 Index	Put	10/21/2022	26	GBP	6,650.00	GBP	1,729,000	22,498
FTSE 100 Index	Put	11/18/2022	26	GBP	6,900.00	GBP	1,794,000	65,754
FTSE 100 Index	Put	12/16/2022	26	GBP	6,800.00	GBP	1,768,000	68,076
FTSE 100 Index	Put	01/20/2023	26	GBP	7,350.00	GBP	1,911,000	155,748
FTSE 100 Index	Put	02/17/2023	26	GBP	7,175.00	GBP	1,865,500	133,830
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
FTSE 100 Index	Put	03/17/2023	26	GBP	7,025.00	GBP	1,826,500	$125,846
FTSE 100 Index	Put	04/21/2023	26	GBP	7,250.00	GBP	1,885,000	158,796
MSCI Emerging Markets Index	Put	04/21/2023	32	USD	1,110.00	USD	3,552,000	732,800
MSCI Emerging Markets Index	Put	05/19/2023	32	USD	1,030.00	USD	3,296,000	522,880
MSCI Emerging Markets Index	Put	06/16/2023	32	USD	1,030.00	USD	3,296,000	532,960
MSCI Emerging Markets Index	Put	07/21/2023	32	USD	975.00	USD	3,120,000	417,600
MSCI Emerging Markets Index	Put	08/18/2023	32	USD	970.00	USD	3,104,000	422,400
MSCI Emerging Markets Index	Put	09/15/2023	32	USD	950.00	USD	3,040,000	393,600
MSCI Emerging Markets Index	Put	10/21/2022	32	USD	1,180.00	USD	3,776,000	957,920
MSCI Emerging Markets Index	Put	11/18/2022	32	USD	1,210.00	USD	3,872,000	1,107,840
MSCI Emerging Markets Index	Put	12/16/2022	32	USD	1,170.00	USD	3,744,000	944,320
MSCI Emerging Markets Index	Put	01/20/2023	32	USD	1,180.00	USD	3,776,000	967,680
MSCI Emerging Markets Index	Put	02/17/2023	32	USD	1,170.00	USD	3,744,000	918,400
MSCI Emerging Markets Index	Put	03/17/2023	32	USD	1,130.00	USD	3,616,000	800,640
Nikkei 225 Index	Put	06/09/2023	15	JPY	25,500.00	JPY	382,500,000	192,773
Nikkei 225 Index	Put	06/09/2023	15	JPY	26,000.00	JPY	390,000,000	216,092
Nikkei 225 Index	Put	09/08/2023	15	JPY	25,750.00	JPY	386,250,000	236,302
Nikkei 225 Index	Put	09/08/2023	15	JPY	27,750.00	JPY	416,250,000	349,789
Nikkei 225 Index	Put	12/09/2022	15	JPY	27,250.00	JPY	408,750,000	186,036
Nikkei 225 Index	Put	12/09/2022	15	JPY	26,750.00	JPY	401,250,000	154,425
Nikkei 225 Index	Put	12/09/2022	15	JPY	28,250.00	JPY	423,750,000	261,694
Nikkei 225 Index	Put	03/10/2023	15	JPY	28,500.00	JPY	427,500,000	322,843
Nikkei 225 Index	Put	03/10/2023	15	JPY	25,500.00	JPY	382,500,000	149,762
Nikkei 225 Index	Put	03/10/2023	15	JPY	25,750.00	JPY	386,250,000	160,126
Nikkei 225 Index	Put	06/09/2023	15	JPY	27,250.00	JPY	408,750,000	285,532
Nikkei 225 Index	Put	09/08/2023	14	JPY	26,500.00	JPY	371,000,000	256,339
S&P 500 Index	Put	05/19/2023	4	USD	4,075.00	USD	1,630,000	210,720
S&P 500 Index	Put	06/16/2023	4	USD	4,050.00	USD	1,620,000	206,700
S&P 500 Index	Put	09/15/2023	4	USD	3,900.00	USD	1,560,000	182,240
S&P 500 Index	Put	10/21/2022	4	USD	4,175.00	USD	1,670,000	233,680
S&P 500 Index	Put	11/18/2022	4	USD	4,450.00	USD	1,780,000	341,400
S&P 500 Index	Put	12/16/2022	4	USD	4,475.00	USD	1,790,000	348,720
S&P 500 Index	Put	01/20/2023	4	USD	4,650.00	USD	1,860,000	411,180
S&P 500 Index	Put	02/17/2023	4	USD	4,375.00	USD	1,750,000	303,780
S&P 500 Index	Put	03/17/2023	4	USD	4,225.00	USD	1,690,000	251,760
S&P 500 Index	Put	04/21/2023	4	USD	4,425.00	USD	1,770,000	318,780
S&P 500 Index	Put	07/21/2023	4	USD	3,750.00	USD	1,500,000	145,600
S&P 500 Index	Put	08/18/2023	4	USD	4,100.00	USD	1,640,000	224,320
Total Index Options Purchased								$19,717,358

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	232	November-2022	$19,376,640	$(1,862,018)	$(1,862,018)
Gasoline Reformulated Blendstock Oxygenate Blending	195	October-2022	19,408,662	(617,953)	(617,953)
Natural Gas	67	November-2022	4,733,550	(1,035,169)	(1,035,169)
New York Harbor Ultra-Low Sulfur Diesel	156	February-2023	19,304,158	(1,699,106)	(1,699,106)
WTI Crude	238	January-2023	18,237,940	(1,552,508)	(1,552,508)
Subtotal				(6,766,754)	(6,766,754)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	666	December-2022	$55,604,340	$(7,449,773)	$(7,449,773)
E-Mini S&P 500 Index	28	December-2022	5,042,100	(590,865)	(590,865)
EURO STOXX 50 Index	220	December-2022	7,147,505	(670,085)	(670,085)
FTSE 100 Index	265	December-2022	20,459,019	(1,586,835)	(1,586,835)
MSCI Emerging Markets Index	375	December-2022	16,340,625	(1,979,724)	(1,979,724)
Nikkei 225 Index	288	December-2022	51,618,324	(2,890,419)	(2,890,419)
Subtotal				(15,167,701)	(15,167,701)
Interest Rate Risk
Australia 10 Year Bonds	2,105	December-2022	157,693,046	(3,867,376)	(3,867,376)
Canada 10 Year Bonds	1,404	December-2022	125,616,505	(1,373,344)	(1,373,344)
Euro-Bund	850	December-2022	115,368,068	(5,860,969)	(5,860,969)
Japan 10 Year Bonds	82	December-2022	84,022,663	(162,775)	(162,775)
Long Gilt	774	December-2022	83,309,811	(11,602,379)	(11,602,379)
U.S. Treasury Long Bonds	352	December-2022	44,495,000	(3,395,774)	(3,395,774)
Subtotal				(26,262,617)	(26,262,617)
Total Futures Contracts				$(48,197,072)	$(48,197,072)

(a)	Futures contracts collateralized by $89,753,726 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	(0.27)%	Monthly	184,500	August—2023	USD	17,759,343	$—	$(802,815)	$(802,815)
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	(0.44)	Monthly	17,980	September—2023	USD	22,255,500	—	(1,242,616)	(1,242,616)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	(0.40)	Monthly	32,800	December—2022	USD	3,894,485	—	(112,432)	(112,432)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	(0.25)	Monthly	39,200	March—2023	USD	15,866,157	—	(608,772)	(608,772)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	(0.25)	Monthly	64,000	June—2023	USD	9,341,773	—	(1)	(1)
Total — Total Return Swap Agreements									$—	$(2,766,636)	$(2,766,636)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $16,869,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.05%	Monthly	1,736	November—2022	USD	9,675,266	$—	$(136,206)	$(136,206)
BNP Paribas S.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.280%	Monthly	1,205	November—2022	USD	10,181,358	—	(679,366)	(679,366)
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. TONAR - 0.40%	Monthly	4,500	March—2023	EUR	12,027,015	—	(77,929)	(77,929)
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Mo. EURIBOR - 0.360%	Monthly	2,850	December—2022	EUR	13,162,429	—	(721,130)	(721,130)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	1 mo. TONAR - 0.40%	Monthly	42,193	February—2023	JPY	112,467,551	—	(15,451)	(15,451)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	1 mo. TONAR - 0.42%	Monthly	35,000	January—2023	JPY	95,745,650	—	(29,755)	(29,755)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	1 mo. TONAR - 0.33%	Monthly	50,799	February—2023	JPY	133,819,806	—	(23,201)	(23,201)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	1 mo. TONAR - 0.42%	Monthly	857,948	January—2023	JPY	2,346,993,969	—	(729,371)	(729,371)
Goldman Sachs International	Pay	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.700%	Monthly	5,805	December—2022	USD	5,805	—	(737,583)	(737,583)
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	20	November—2022	USD	132,713	—	(11,708)	(11,708)
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	990	November—2022	USD	6,569,313	—	(579,537)	(579,537)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 mo. TONAR - 0.33%	Monthly	69,310	February—2023	JPY	182,583,333	$—	$(31,655)	$(31,655)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 mo. TONAR - 0.40%	Monthly	60,180	February—2023	JPY	160,412,799	—	(22,038)	(22,038)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.390%	Monthly	354,679	January—2023	JPY	70,256,326	—	(301,525)	(301,525)
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.300%	Monthly	444,891	January—2023	JPY	1,241,748,617	—	(685,273)	(685,273)
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.310%	Monthly	45,000	January—2023	JPY	125,600,850	—	(69,314)	(69,314)
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	730,000	January—2023	JPY	2,037,524,900	—	(1,124,431)	(1,124,431)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	1 mo. SOFR + 0.68%	Monthly	430	January—2023	USD	2,853,338	—	(251,718)	(251,718)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.550%	Monthly	3,160	November—2022	USD	20,968,717	—	(1,849,835)	(1,849,835)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	1,085	November—2022	GBP	5,106,325	—	(303,207)	(303,207)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	810	November—2022	GBP	4,571,203	—	(247,696)	(247,696)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	813	November—2022	GBP	4,588,133	—	(248,613)	(248,613)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.230%	Monthly	460	November—2022	GBP	2,595,992	—	(140,667)	(140,667)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.230%	Monthly	410	November—2022	GBP	2,597,535	$—	$(137,782)	$(137,782)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.230%	Monthly	730	November—2022	GBP	4,624,879	—	(245,318)	(245,318)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Price Momentum Index	SOFR + 0.280%	Monthly	1,394	November—2022	USD	9,979,479	—	(683,912)	(683,912)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. SOFR + 0.70%	Monthly	1,200	January—2023	USD	2,194,476	—	(152,472)	(152,472)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. SOFR + 0.79%	Monthly	2,626	January—2023	USD	4,623,336	—	(154,750)	(154,750)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.680%	Monthly	469	December—2022	USD	857,674	—	(59,591)	(59,591)
Merrill Lynch International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	320	November—2022	GBP	1,506,013	—	(89,425)	(89,425)
Merrill Lynch International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	1,080	November—2022	GBP	5,082,793	—	(301,810)	(301,810)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.190%	Monthly	730	November—2022	GBP	4,624,879	—	(245,318)	(245,318)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. SOFR + 0.72%	Monthly	3,200	March—2023	USD	5,582,560	—	(137,216)	(137,216)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.680%	Monthly	3,200	November—2022	USD	5,851,936	$—	$(406,592)	$(406,592)
Merrill Lynch International	Receive	MSCI EMU Quality Volatility Index	1 Mo. EURIBOR - 0.250%	Monthly	3,700	January—2023	EUR	12,930,057	—	(712,013)	(712,013)
Total — Total Return Swap Agreements									$—	$(12,343,408)	$(12,343,408)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $16,869,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Index
	Long Futures Contracts
	Coffee ‘C’	6.14%
	Corn	8.08
	Cotton No. 2	18.63
	Lean Hogs	0.49
	Live Cattle	0.88
	Soybean Meal	20.29
	Soybean Oil	14.00
	Soybeans	18.59
	Sugar No. 11	6.22
	Wheat	6.68
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	6.14%
	Corn	8.08
	Cotton No. 2	18.63
	Lean Hogs	0.49
	Live Cattle	0.88
	Soybean Meal	20.29
	Soybean Oil	14.00
	Soybeans	18.59
	Sugar No. 11	6.22
	Wheat	6.68
	Total	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	6.14%
	Corn	8.08
	Cotton No. 2	18.63
	Lean Hogs	0.49
	Live Cattle	0.88
	Soybean Meal	20.29
	Soybean Oil	14.00
	Soybeans	18.59
	Sugar No. 11	6.22
	Wheat	6.68
	Total	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$99,155,477	$—	$99,155,477
Commodity-Linked Securities	—	33,157,113	—	33,157,113
Money Market Funds	599,733,820	—	—	599,733,820
Options Purchased	19,717,358	—	—	19,717,358
Total Investments in Securities	619,451,178	132,312,590	—	751,763,768
Other Investments - Liabilities*
Futures Contracts	(48,197,072)	—	—	(48,197,072)
Swap Agreements	—	(15,110,044)	—	(15,110,044)
Total Other Investments	(48,197,072)	(15,110,044)	—	(63,307,116)
Total Investments	$571,254,106	$117,202,546	$—	$688,456,652

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund